SHARE CAPITAL - Disclosure of detailed information about number and weighted average exercise prices of Restricted share units (Details) - Share	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Balance	438,000	211,000
Granted	437,554	267,000
Settled	(131,500)	(40,000)
Forfeited	(22,500)
Balance	721,554	438,000